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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 1999

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

                                       Approx Asset
Date              Number     Price    Value or Approx       Seller
Each   Ident      Shares      Per      Asset Cov/Shr      or Seller's
Trans   Sec       Purch      Share    at Time of Purch      Broker


11-01     CEE      2500     12.5000        16.07          Weeden & Co
11-02     " "      5000     12.6250        16.12             " "
11-03     " "      1200     12.5625        16.24             " "
11-04     " "      5000     12.7500        16.21             " "
11-05     " "      5000     12.7100        15.97             " "
11-08     " "      3400     12.6011        15.85             " "
11-09     " "      3400     12.4724        16.04             " "
11-10     " "      3400     12.4871        15.95             " "
11-11     " "      3400     12.5919        15.99             " "
11-12     " "      3400     12.3750        15.91             " "
11-15     " "      3800     12.4688        16.09             " "
11-16     " "      2200     12.5000        16.39             " "
11-17     " "      3800     12.5625        16.57             " "
11-18     " "      3800     12.6678        16.71             " "
11-19     " "      3800     12.7796        16.75             " "
11-22     " "      4800     12.8125        16.72             " "
11-23     " "      4300     12.6919        16.57             " "
11-24     " "      4500     12.5925        16.43             " "
11-26     " "      4000     12.5625        16.55             " "
11-29     " "      5200     12.4856        16.32             " "
11-30     " "      5200     12.4676        16.41             " "



The Central European Equity Fund, Inc.


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Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          12/1/99






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